Contingent Liabilities and Financial Commitments - State Settlement Agreements - Additional Information (Details)										1 Months Ended			2 Months Ended	12 Months Ended								119 Months Ended
	Jan. 28, 2019 GBP (£)	Jan. 28, 2019 USD ($)	Mar. 26, 2018 GBP (£)	Mar. 26, 2018 USD ($)	Feb. 17, 2017	Jan. 18, 2017 GBP (£)	Jan. 18, 2017 USD ($)	Oct. 05, 2010 GBP (£)	Oct. 05, 2010 USD ($)	Jan. 31, 2018 GBP (£)	Jan. 31, 2018 USD ($)	Nov. 30, 1998 GBP (£) CASE	Sep. 30, 2013 STATE	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2012 GBP (£) STATE	Dec. 31, 2012 USD ($) STATE	Dec. 31, 2021 USD ($)	Oct. 05, 2020 GBP (£)	Oct. 05, 2020 USD ($)	Jun. 10, 2000 GBP (£)	Jun. 10, 2000 USD ($)	Jun. 09, 2000 GBP (£)	Jun. 09, 2000 USD ($)	Nov. 30, 1998 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Trust Fund												£ 3,800,000,000																			$ 5,200,000,000
Number of states bot diligently enforced qualifying statuses | STATE													6
Fair value of bonds | £														£ 37,784,000,000	£ 40,998,000,000
Corporation tax rate														19.00%	19.00%	19.00%	19.00%	19.00%
United States
Disclosure Of Commitments And Contingencies [Line Items]
Corporation tax rate																			21.00%	21.00%	35.00%
Imperial Tobacco Group PLC
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date					Feb. 17, 2017
Percentage of equity fee payments	90.00%	90.00%
Equity fee payments															£ 2,200,000	$ 3,000,000
Imperial Tobacco Group PLC | Florida State Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement						£ 33,200,000	$ 45,000,000
Imperial Tobacco Group PLC | Mississippi Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Net operating profits claiming damages																			£ 4,400,000	$ 6,000,000
N P M Adjustment Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states additionally joined | STATE																						10	10
N P M Adjustment Settlement Agreement | Imperial Tobacco Group PLC
Disclosure Of Commitments And Contingencies [Line Items]
Future annual losses						£ 22,100,000	$ 30,000,000
Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Proceeds from credits																						£ 812,100,000	$ 1,100,000,000
R J Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
Penalty due | £														£ 0
Fair value of bonds														£ 138,600,000										$ 187,797,139.83			£ 62,100,000	$ 84,102,984.75	£ 76,600,000	$ 103,694,155.08
Final judgment litigation settlement amount																									£ 142,400,000	$ 192,869,589.86
Profit penalty																	£ 7,400,000	$ 10,000,000
Profit penalty payable before interest															192,200,000	260,400,000
R J Reynolds Tobacco Company | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Net Operating Profit Penalty										£ 62,000,000	$ 84,000,000
Attorney fee payment								£ 2,400,000	$ 3,200,000
R J Reynolds Tobacco Company | Florida State Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Net Operating Profit Penalty										73,100,000	99,000,000
R J Reynolds Tobacco Company | Minnesota State Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement			£ 29,500,000	$ 40,000,000
Future annual losses			£ 11,100,000	$ 15,000,000
R J Reynolds Tobacco Company | Master Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states representing Master Settlement Agreement | CASE												46
Number of previously settled cases brought forward | CASE												4
PM USA
Disclosure Of Commitments And Contingencies [Line Items]
Net Operating Profit Penalty										£ 11,800,000	$ 16,000,000
RJRT and ITG | Texas State Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement	£ 92,300,000	$ 125,000,000
Equity fee payments															£ 2,200,000	$ 3,000,000
RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Extra payment ordered by court as base to calculate payment																			£ 3,700,000	$ 5,000,000